VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 96.6%
Brazil : 6.6%
JSL SA 510,000 $ 608,483
MercadoLibre, Inc. (USD) * 970 2,266,832
Multiplan Empreendimentos
Imobiliarios SA * 35,000 191,235
NU Holdings Ltd. (USD) * 37,000 592,370
Rede D'Or Sao Luiz SA
144A * 180,000 1,423,157
Smartfit Escola de Ginastica
e Danca SA * 203,656 1,020,911
6,102,988
China : 29.0%
Alibaba Group Holding Ltd.
(ADR) 13,500 2,412,855
ANTA Sports Products Ltd.
(HKD) 50,000 598,919
BYD Co. Ltd. (HKD) 90,000 1,272,121
China Resources Mixc
Lifestyle Services Ltd. (HKD)
144A 144,000 763,882
Full Truck Alliance Co. Ltd.
(ADR) 144,000 1,867,680
Galaxy Entertainment Group
Ltd. (HKD) 180,000 989,704
H World Group Ltd. (ADR) † 10,000 391,100
JD.com, Inc. (ADR) 14,000 489,720
KE Holdings, Inc. (ADR) 83,000 1,577,000
Mao Geping Cosmetics Co.
LTD (HKD) † 30,000 399,840
MINISO Group Holding Ltd.
(ADR) † 56,000 1,260,000
NetEase, Inc. (HKD) 51,500 1,564,175
PDD Holdings, Inc. (ADR) * 7,500 991,275
Ping An Bank Co. Ltd. 234,000 372,429
Prosus NV (EUR) 47,000 3,323,606
Shenzhen Inovance
Technology Co. Ltd. 99,000 1,168,011
TAL Education Group (ADR) * 41,000 459,200
Tencent Holdings Ltd. (HKD) 40,500 3,450,988
Tencent Music
Entertainment Group (ADR) 20,000 466,800
Trip.com Group Ltd. (ADR) 14,000 1,052,800
Xiaomi Corp. (HKD) 144A * 190,000 1,320,490
Yum China Holdings, Inc.
(USD) 11,000 472,120
26,664,715
Egypt : 1.2%
Commercial International
Bank 520,000 1,097,670
Underline
Greece : 2.6%
Eurobank Ergasias Services
and Holdings SA 290,000 1,121,822
Piraeus Financial Holdings
SA * 155,000 1,316,604
2,438,426
Hungary : 1.6%
OTP Bank Nyrt 17,000 1,470,557
Underline
Number
of Shares Value
India : 17.7%
Aditya Birla Capital Ltd. * 414,000 $ 1,365,265
Cholamandalam Investment
and Finance Co. Ltd. 71,000 1,286,560
Delhivery Ltd. * 150,000 766,608
HDFC Bank Ltd. 110,400 1,184,989
HDFC Bank Ltd. (ADR) 54,000 1,844,640
Jio Financial Services Ltd. 366,000 1,210,017
KEI Industries Ltd. 20,000 911,669
Larsen & Toubro Ltd. 17,000 702,007
Lemon Tree Hotels Ltd.
144A * 530,000 992,799
Oberoi Realty Ltd. 74,000 1,325,175
Phoenix Mills Ltd. 94,000 1,645,578
PN Gadgil Jewellers Ltd. * 34,000 231,740
Reliance Industries Ltd. 181,000 2,780,124
16,247,171
Kazakhstan : 1.7%
Kaspi.kz JSC (ADR) 19,000 1,551,920
Underline
Mexico : 1.8%
BBB Foods, Inc. (USD) * † 23,000 620,080
Regional SAB de CV 118,000 1,059,542
1,679,622
Peru : 0.8%
Credicorp Ltd. (USD) 2,700 718,956
Underline
Philippines : 2.0%
Ayala Land, Inc. 600,000 251,251
International Container
Terminal Services, Inc. 195,000 1,581,432
1,832,683
Poland : 2.2%
Diagnostyka SA 10,200 534,973
InPost SA (EUR) * 75,000 923,374
Powszechna Kasa
Oszczednosci Bank Polski
SA 30,000 582,920
2,041,267
Russia : 0.0%
Sberbank of Russia PJSC * 340,256 0
Underline
Saudi Arabia : 2.3%
Al Rajhi Bank 30,000 857,256
Saudi National Bank 51,000 532,819
United International
Transportation Co. 37,000 730,258
2,120,333
Singapore : 0.9%
Grab Holdings Ltd. (USD) * 140,000 842,800
Underline
South Korea : 5.8%
HD Hyundai Electric Co. Ltd. 2,000 831,873
Samsung Biologics Co. Ltd.
144A * 1,400 997,707
SK Hynix, Inc. 14,000 3,470,570
5,300,150
Taiwan : 13.3%
Chroma ATE, Inc. 88,000 1,679,390
Poya International Co. Ltd. 32,732 504,296
Sea Ltd. (ADR) * 2,600 464,698

VANECK VIP EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Taiwan (continued)
Taiwan Semiconductor
Manufacturing Co. Ltd. 207,000 $ 8,991,629
Wiwynn Corp. 5,000 547,856
12,187,869
Tanzania : 1.3%
Helios Towers PLC (GBP) * 600,000 1,205,031
Underline
Turkey : 1.5%
MLP Saglik Hizmetleri AS
144A * 169,000 1,354,288
Underline
United Arab Emirates : 2.1%
Abu Dhabi Commercial Bank
PJSC 114,000 453,015
Emaar Properties PJSC 190,000 675,052
Talabat Holding PLC 2,600,000 793,694
1,921,761
United Kingdom : 2.2%
Lion Finance Group PLC 20,000 2,062,643
Underline
Total Common Stocks
(Cost: $55,280,638) 88,840,850
PREFERRED SECURITIES: 3.9%
Brazil : 1.1%
Itau Unibanco Holding SA 137,500 1,009,371
Underline
Number
of Shares Value
South Korea : 2.8%
Samsung Electronics Co. Ltd. 53,000 $ 2,515,433
Underline
Total Preferred Securities
(Cost: $2,833,421) 3,524,804
MONEY MARKET FUND : 0.6%
Invesco Treasury Portfolio -
Institutional Class 3.99%(a) 570,938 570,938
Underline
Total Investments Before Collateral for
Securities Loaned: 101.1%
(Cost: $58,684,997) 92,936,592
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $106,330)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(b) 106,330 106,330
Total Investments: 101.2%
(Cost: $58,791,327) 93,042,922
Liabilities in excess of other assets: (1.2)% (1,102,584)
NET ASSETS: 100.0% $ 91,940,338
Definitions:
ADR American Depositary Receipt
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,856,326.
(a) Rate shown is the 7-day yield as of 09/30/25.
(b) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,852,323, or 7.5% of net assets.